Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 117,528	$ 49,815
Amounts receivable and prepaid expenses	4,482	2,928
Investments in marketable securities	8,750	5,403
Assets held for distribution	83,388
Total current assets	214,148	58,146
Non-current assets
Investment in associate	1,074	913
Other long-term assets and receivables	170,454	119,947
Mineral interests, property and equipment	1,347,672	1,251,424
Deferred income tax assets	12,412
Reclamation deposits	22,089	22,307
Total non-current assets	1,553,701	1,394,591
Total assets	1,767,849	1,452,737
Current liabilities
Accounts payable and accrued liabilities	17,565	11,281
Flow-through share premium		6,940
Lease obligations	366	348
Provision for reclamation liabilities	3,044	1,750
Liabilities held for distribution	19,908
Total current liabilities	40,883	20,319
Non-current liabilities
Secured note liabilities	598,517	562,552
Deferred income tax liabilities		20,304
Lease obligations	1,073	1,002
Provision for reclamation liabilities	2,405	5,542
Total non-current liabilities	601,995	589,400
Total liabilities	642,878	609,719
Shareholders’ equity	1,124,971	843,018
Total liabilities and shareholders’ equity	$ 1,767,849	$ 1,452,737